SIGNIFICANT ACCOUNTING POLICIES (Total Accumulated Other Comprehensive Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	$ 536	$ 547
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	$ 536	$ 547